WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.9%
Alabama - 5.0%
Black Belt Energy Gas District, AL, Gas Supply Revenue:
Series A	4.000%	12/1/23	$5,000,000	$5,409,950	(a)(b)
Series A, LIQ - Royal Bank of Canada	4.000%	6/1/21	13,010,000	13,501,518	(a)(b)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
LIBOR, Project #2, Series B	2.044%	6/1/24	1,500,000	1,500,615	(a)(b)
Project #1, Series A	4.000%	4/1/24	8,380,000	9,108,808	(a)(b)
SIFMA Index, Project #1, Series C, (SIFMA Municipal Swap Index Yield + 0.650%)	1.750%	4/1/24	15,000,000	14,861,400	(a)(b)

Total Alabama				44,382,291

Alaska - 0.4%
Borough of North Slope, AK, GO, Series A	5.000%	6/30/24	3,155,000	3,340,199

Arizona - 2.5%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	4,310,000	4,478,392	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	5,000,000	5,728,600	(a)(b)(c)
Maricopa County, AZ, IDA:
Banner Health Obligation, Series B, Refunding	1.480%	10/18/22	2,500,000	2,504,875	(a)(b)
Solid Waste Disposal Revenue, Waste Management Inc. Project	3.375%	6/3/24	4,965,000	5,062,016	(a)(b)(c)
State of Arizona Lottery Revenue, Refunding	5.000%	7/1/23	3,500,000	3,967,915

Total Arizona				21,741,798

California - 2.1%
California State Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, Refunding (1 mo. LIBOR x 0.7 + 0.380%)	1.587%	8/1/21	3,750,000	3,746,925	(a)(b)
California State MFA Revenue:
Second Lien Qualified Obligations, Anaheim System Distribution Facilities, (SIFMA Municipal Swap Index Yield + 0.350%)	1.450%	12/1/20	1,100,000	1,100,506	(a)(b)
Senior Lien, Linxs APM Project	5.000%	6/30/26	300,000	360,336	(c)
California State, GO:
Series B, (SIFMA Municipal Swap Index Yield + 0.380%)	1.480%	12/1/22	6,890,000	6,893,514	(a)(b)
Series D, (SIFMA Municipal Swap Index Yield + 0.290%)	1.390%	12/1/20	350,000	350,028	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report	1

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding	5.000%	5/1/25	$2,505,000	$2,739,668	(c)
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	750,000	749,348
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/20	1,000,000	1,018,730
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/21	1,000,000	1,055,630
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/23	700,000	786,660

Total California				18,801,345

Colorado - 4.3%
Adams and Arapahoe Counties, CO, Joint School District #28, GO, State Aid Withholding:
Joint Refunding	5.000%	12/1/25	3,000,000	3,338,700
Joint Refunding	5.000%	12/1/26	6,135,000	6,819,973
City & County of Denver, CO, Airport System Revenue:
Series A	5.000%	11/15/24	6,250,000	6,878,375	(c)
Series D	5.000%	11/15/22	2,500,000	2,766,625	(a)(b)
Subordinate Series A	5.500%	11/15/27	2,480,000	2,852,298	(c)
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives, Series A	5.000%	2/1/21	2,080,000	2,171,582	(d)
Catholic Health Initiatives, Series A	5.000%	2/1/25	2,615,000	2,730,138	(e)
Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	3,750,000	4,347,900	(a)(b)
Plaza Metropolitan District #1, CO, Revenue, Refunding	5.000%	12/1/19	1,000,000	1,000,000	(f)
University of Colorado, Series C	2.000%	10/15/24	5,000,000	5,120,550	(a)(b)

Total Colorado				38,026,141

Connecticut - 4.9%
Bridgeport, CT, GO:
Series D, AGM, Prerefunded	5.000%	8/15/21	285,000	303,565	(d)

See Notes to Schedule of Investments.

2	Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Series D, AGM, Prerefunded	5.000%	8/15/22	$355,000	$391,427	(d)
Series D, AGM, Unrefunded	5.000%	8/15/21	715,000	757,707
Series D, AGM, Unrefunded	5.000%	8/15/22	885,000	967,907
Connecticut State, GO:
Series A	2.000%	3/1/23	1,600,000	1,618,688	(b)
Series A	2.050%	3/1/24	2,215,000	2,242,311	(b)
Series A	5.000%	4/15/25	1,500,000	1,769,340
Series B	5.000%	4/15/25	2,500,000	2,702,400
Series B, Refunding	5.000%	4/15/21	1,875,000	1,971,000
Series C	5.000%	6/15/23	750,000	844,095
Series E	5.000%	9/15/23	4,500,000	4,944,510
Series E	5.000%	9/15/26	2,750,000	3,013,532
SIFMA Index, Series B, (SIFMA Municipal Swap Index Yield + 1.050%)	2.150%	3/1/23	4,325,000	4,396,016	(b)
Connecticut State, Special Tax Revenue:
Series A, Transportation Infrastructure Purpose	5.000%	9/1/29	5,000,000	6,014,850
Series B, Transportation Infrastructure Purpose	5.000%	1/1/24	3,340,000	3,712,043
Series B, Transportation Infrastructure Purpose	5.000%	1/1/25	5,310,000	5,888,418
New Haven, CT, GO, Series A AGM	5.000%	8/1/25	1,200,000	1,418,124

Total Connecticut				42,955,933

Florida - 1.5%
Broward County, FL, Airport System Revenue:
Series P-1, Refunding	5.000%	10/1/23	1,275,000	1,402,143	(c)
Series P-1, Refunding	5.000%	10/1/26	3,600,000	3,960,144	(c)(e)
Broward County, FL, Port Facilities Revenue:
Series B	5.000%	9/1/22	2,010,000	2,133,514	(c)(e)
Series B	5.000%	9/1/22	990,000	1,050,548	(c)
Escambia County, FL, Gulf Power Co. Project	1.800%	11/19/20	1,150,000	1,155,256	(a)(b)
Okeechobee County, FL, Disposal Waste Management Landfill	1.550%	7/1/21	2,200,000	2,205,456	(a)(b)
Saint Johns County, FL, School Board, COP, Refunding	5.000%	7/1/21	1,500,000	1,589,055

Total Florida				13,496,116

Georgia - 5.1%
Burke County, GA, Development Authority, PCR:
Georgia Power Co. Plant Vogtle Project	2.350%	12/11/20	3,925,000	3,956,321	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report	3

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	$18,305,000	$18,355,888	(a)(b)
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A, LIQ - Royal Bank of Canada	4.000%	9/1/23	10,025,000	10,896,674	(a)(b)
Subordinated, Series E, LIQ - Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	1.670%	12/1/23	6,665,000	6,670,665	(a)(b)
Monroe County, GA, Development Authority, PCR:
Georgia Power Co. Plant Scherer Project	2.250%	7/1/25	1,000,000	1,018,640
Oglethorpe Power Corp. Scherer Project, Series A	2.400%	4/1/20	3,925,000	3,935,912	(a)(b)

Total Georgia				44,834,100

Hawaii - 1.8%
Hawaii State Airports System Revenue, Refunding	5.000%	7/1/23	5,500,000	5,811,850	(c)
Honolulu City & County, HI, GO:
Rail Transit Project, (SIFMA Municipal Swap Index Yield + 0.300%)	1.400%	9/1/20	5,000,000	5,000,250	(a)(b)
Rail Transit Project, (SIFMA Municipal Swap Index Yield + 0.320%)	1.420%	9/1/20	4,850,000	4,850,243	(a)(b)

Total Hawaii				15,662,343

Illinois - 9.0%
Chicago, IL, GO:
Series 2002B	5.000%	1/1/20	1,575,000	1,578,654
Series 2003B, Refunding	5.000%	1/1/20	3,275,000	3,282,598
Chicago, IL, Midway International Airport Revenue, Series A, Refunding	5.000%	1/1/20	2,010,000	2,015,608	(c)
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien, Series A, Refunding	5.000%	1/1/25	4,000,000	4,287,920	(c)
General, Senior Lien, Series B, Refunding	5.000%	1/1/25	3,000,000	3,215,940	(c)
General, Senior Lien, Series B, Refunding	5.000%	1/1/26	5,100,000	5,658,246
General, Senior Lien, Series D, Refunding	5.000%	1/1/22	1,600,000	1,717,904	(c)
Series C	5.000%	1/1/23	1,035,000	1,144,990	(c)
Chicago, IL, Park District, GO:
Limited Tax, Series B, Refunding	5.000%	1/1/25	3,490,000	3,915,536
Series C, Refunding	5.000%	1/1/24	2,750,000	2,925,863
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/20	1,255,000	1,258,451

See Notes to Schedule of Investments.

4	Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Waterworks Revenue:
Second Lien, Refunding	5.000%	11/1/21	$1,155,000	$1,230,641
Second Lien, Refunding	5.000%	11/1/21	1,425,000	1,518,323
Illinois State EFA Revenue, University of Chicago, Series B-2	1.550%	2/13/20	2,500,000	2,501,675	(a)(b)
Illinois State Finance Authority Revenue:
Series 2019, Refunding	1.711%	9/1/22	3,465,000	3,473,177	(a)(b)
University of Chicago Medical Center	5.000%	8/15/24	1,995,000	2,048,506
Illinois State, GO:
Series 2012, Refunding	5.000%	8/1/23	17,290,000	18,966,957
Series 2016	5.000%	11/1/23	5,420,000	5,978,314
Series B, Refunding	5.000%	10/1/21	2,500,000	2,635,725
Series D	5.000%	11/1/21	5,375,000	5,669,550
University of Illinois Revenue, Auxiliary Facilities System, Series A, Refunding	5.000%	4/1/23	4,000,000	4,468,680

Total Illinois				79,493,258

Indiana - 4.2%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,320,000	1,370,226	(a)(b)
Indiana State Health Facility Financing Authority Revenue, Ascension Health Credit Group	1.250%	5/1/20	2,880,000	2,880,346	(a)(b)
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/26	2,800,000	3,334,128	(c)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	11,000,000	12,052,370	(a)(b)(c)
BP Products North America Inc. Project	5.000%	3/1/23	7,500,000	8,280,675	(a)(b)(c)
BP Products North America Inc. Project	5.000%	11/1/24	4,500,000	5,178,555	(a)(b)(c)
BP Products North America Inc. Project, Refunding	5.000%	6/5/26	3,000,000	3,557,760	(a)(b)(c)

Total Indiana				36,654,060

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	750,000	759,735

Kansas - 1.8%
Kansas State Department of Transportation Highway Revenue, Series C-3	1.647%	9/1/23	16,000,000	16,043,040	(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report	5

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 4.6%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, Refunding	1.200%	6/1/21	$7,250,000	$7,242,532	(a)(b)(c)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	4/1/24	22,170,000	24,152,885	(a)(b)
Louisville & Jefferson County, KY, Metropolitan Government, PCR, Series A	1.850%	4/1/21	2,500,000	2,515,050	(a)(b)
Mercer County, KY, Kentucky Utilities Co. Project, Series A	1.300%	5/1/23	6,900,000	6,863,982	(c)

Total Kentucky				40,774,449

Louisiana - 0.6%
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series C	1.650%	9/1/34	3,450,000	3,453,692	(g)
Parish of St. John the Baptist, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	1,400,000	1,404,228	(a)(b)

Total Louisiana				4,857,920

Maryland - 0.9%
Maryland State and Local Facilities Loan, GO, Series B, Refunding	5.000%	8/1/24	6,970,000	8,176,716

Massachusetts - 1.7%
Massachusetts State, GO, Consolidated Loan, Series F	5.000%	5/1/27	3,210,000	4,024,987
Massachusetts State DFA Revenue, Wellforce Issue, Series A	5.000%	7/1/22	400,000	434,448
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/22	1,500,000	1,638,750	(c)
Series C	5.000%	7/1/25	5,185,000	6,142,618	(c)
Series C	5.000%	7/1/26	2,500,000	3,030,675	(c)

Total Massachusetts				15,271,478

Michigan - 0.9%
Michigan State Finance Authority Revenue, Detroit Regional Convention Authority, Series H-1, Refunding	5.000%	10/1/21	1,300,000	1,338,688
Michigan State Hospital Finance Authority Revenue, Ascension Health Credit Group	1.500%	5/1/20	1,735,000	1,736,978	(a)(b)
Wayne County, MI, Airport Authority Airport Revenue, Series A, Refunding	5.000%	12/1/22	4,645,000	4,964,390	(c)

Total Michigan				8,040,056

See Notes to Schedule of Investments.

6	Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Montana - 0.6%
Montana State Board of Regents Higher Education Revenue, Montana State University, Series F, Refunding	1.550%	9/1/23	$1,900,000	$1,900,551	(a)(b)
Montana State Facility Finance Authority Revenue, Billings Clinic Obligation, Refunding	1.650%	8/15/23	2,915,000	2,912,027	(a)(b)

Total Montana				4,812,578

Nevada - 1.5%
Clark County, NV, PCR, Southern California Edison Co., Series A, Refunding	1.875%	4/1/20	3,650,000	3,652,044	(a)(b)
Clark County, NV, School District GO, Building, Series A, Refunding	5.000%	6/15/22	6,975,000	7,598,495
Washoe County, NV, Water Facilities Revenue, Series E, Refunding	2.050%	4/15/22	1,500,000	1,514,070	(a)(b)(c)

Total Nevada				12,764,609

New Jersey - 9.1%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Series 2014	5.000%	11/1/20	1,000,000	1,026,750
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, Refunding	5.000%	7/1/27	5,450,000	6,635,211
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,319,142	(a)(c)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	2.650%	9/1/27	1,600,000	1,605,376	(b)
School Facilities Construction, Series GG, Refunding	5.250%	9/1/26	4,430,000	4,631,698
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.700%	3/1/28	3,080,000	3,091,488	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/22	1,860,000	2,000,895
New Jersey State EFA Revenue, Kean University, Series H, Refunding	5.000%	7/1/20	1,350,000	1,379,430
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, Senior, Series 1A-1	3.000%	12/1/19	4,250,000	4,250,000	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement Notes, Subseries A-1 and Subseries AB-2	5.000%	6/15/22	5,800,000	6,303,324

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report	7

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Series AA	5.000%	6/15/26	$5,470,000	$6,073,396
Transportation Program Notes, Series BB-2, (SIFMA Municipal Swap Index Yield + 1.200%)	2.300%	12/15/21	15,750,000	15,839,145	(a)(b)
Transportation System, Series A, AGM, Refunding	5.250%	12/15/23	3,500,000	4,016,565
Transportation System, Series A, Refunding	5.000%	12/15/23	1,970,000	2,225,017
New Jersey State Turnpike Authority Revenue:
Series C-4, Refunding	1.947%	1/1/24	4,000,000	4,037,400	(b)
Series D-1, Refunding	1.947%	1/1/24	13,000,000	13,119,470	(b)
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/21	1,500,000	1,576,080

Total New Jersey				80,130,387

New Mexico - 1.9%
Farmington, NM, PCR:
Public Service Co. of New Mexico, Refunding	1.875%	10/1/21	5,390,000	5,407,194	(a)(b)
Southern California Edison Co.	1.875%	4/1/20	11,500,000	11,506,670	(a)(b)

Total New Mexico				16,913,864

New York - 6.9%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	3.750%	1/1/20	130,000	130,204	(c)(f)
Long Island, NY, Power Authority Electric System Revenue:
LIBOR Floating Rate, Series C, Refunding	1.997%	10/1/23	4,500,000	4,535,190	(a)(b)
LIBOR Floating Rate, Series C, Refunding, (0.700 x 1 mo. USD LIBOR + 0.750%)	1.997%	10/1/23	4,000,000	4,031,320	(a)(b)
Series B, Refunding	1.650%	9/1/24	3,000,000	3,008,250	(a)(b)
MTA, NY, Revenue:
Series B-2A, BAN	5.000%	5/15/21	1,000,000	1,051,930
Subseries D-2, (SIFMA Municipal Swap Index Yield + 0.450%)	1.550%	11/15/22	6,500,000	6,495,905	(a)(b)
New York State Dormitory Authority, Personal Income Tax Revenue, Series A	5.000%	3/15/24	5,000,000	5,801,650
New York State Transportation Development Corp., Special Facilities Revenue, American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/21	9,000,000	9,463,680	(c)

See Notes to Schedule of Investments.

8	Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 169	5.000%	10/15/24	$5,985,000	$6,388,928	(c)
Consolidated Series 177	5.000%	7/15/22	2,825,000	3,096,257	(c)
Consolidated Series 195	5.000%	10/1/21	4,475,000	4,777,241	(c)
Consolidated Series 207	5.000%	9/15/25	10,100,000	12,038,291	(c)

Total New York				60,818,846

North Carolina - 0.7%
North Carolina State Turnpike Authority Revenue:
Senior Lien, Refunding	5.000%	1/1/21	410,000	425,637
Senior Lien, Refunding	5.000%	1/1/22	1,100,000	1,179,651
Senior Lien, Refunding	5.000%	1/1/23	700,000	774,165
Senior Lien, Refunding	5.000%	1/1/25	500,000	582,505
University of North Carolina at Chapel Hill, General Revenue, Series A, Refunding	1.544%	12/1/21	3,000,000	3,004,890	(a)(b)

Total North Carolina				5,966,848

Ohio - 1.3%
American Municipal Power Inc., OH, Revenue, Prairie State Energy Campus Project, Series A, Refunding	2.300%	2/15/22	1,275,000	1,294,610	(a)(b)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series D, Refunding	2.100%	10/1/24	3,500,000	3,509,975	(a)(b)(c)(g)
Ohio State Higher Educational Facility Revenue, Series A, Refunding	1.667%	4/1/22	2,000,000	2,001,680	(a)(b)
Ohio State Water Development Authority Revenue, Waste Management Inc. Project	1.550%	7/1/21	1,800,000	1,801,116
Warren County, OH, Health Care Facilities Revenue, Otterbein Homes Obligation, Series A, Refunding	5.000%	7/1/20	2,550,000	2,603,958

Total Ohio				11,211,339

Oregon - 0.7%
Oregon State Business Development Commission, Economic Development Revenue, Intel Corporation, Series 205	5.000%	3/1/22	6,015,000	6,484,471	(a)(b)(c)

Pennsylvania - 7.1%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/21	2,650,000	2,788,410

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report	9

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
General Authority of Southcentral Pennsylvania, Series B	1.700%	6/1/24	$1,500,000	$1,500,165	(a)(b)
Lehigh County, PA, IDA Revenue:
PPL Electric Utilities Corp., Refunding	1.800%	8/15/22	3,550,000	3,586,636	(a)(b)
PPL Electric Utilities Corp., Refunding	1.800%	9/1/22	8,825,000	8,876,979	(a)(b)
Montgomery County, PA, IDA Revenue, Peco Energy Co. Project, Series A, Refunding	2.550%	6/1/20	3,000,000	3,019,170	(a)(b)
Pennsylvania State Economic Development Financing Authority:
Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,200,000	1,214,508	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A	1.750%	8/1/24	3,250,000	3,231,410	(a)(b)(c)
Waste Management Inc. Project, Series A	1.700%	8/3/20	2,750,000	2,751,980	(a)(b)(c)
Waste Management Inc. Project, Series A	2.625%	11/1/21	500,000	509,985	(c)
Pennsylvania State Turnpike Commission Revenue:
Series A-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.600%)	1.700%	12/1/23	4,500,000	4,524,300	(b)
Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.700%)	1.800%	12/1/23	10,000,000	10,071,100	(b)
Series B-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.880%)	1.980%	12/1/20	13,775,000	13,825,416	(b)
Series B-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.980%)	2.080%	12/1/21	5,250,000	5,305,965	(b)
Philadelphia, PA, Gas Works Co., 1998 General Ordinance, Refunding	5.000%	10/1/21	1,000,000	1,066,600

Total Pennsylvania				62,272,624

South Carolina - 1.3%
South Carolina State Transportation Infrastructure Bank, Series B, Reoffering Revenue, Refunding	1.644%	10/1/22	11,180,000	11,196,770	(a)(b)

Tennessee - 0.6%
Tennessee Energy Acquisition Corp., Project, Series A	4.000%	5/1/23	4,840,000	5,191,287	(a)(b)

Texas - 6.8%
Alvin, TX, ISD, GO, Schoolhouse, Series B, PSF - GTD	1.400%	8/15/20	2,500,000	2,501,375	(a)(b)
Austin, TX, Public Improvement, Series A	4.000%	9/1/26	2,635,000	2,825,431
Clear Creek, TX, ISD, GO:
Series B, PSF - GTD	1.450%	8/14/20	3,000,000	3,002,670	(a)(b)

See Notes to Schedule of Investments.

10	Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Series B, PSF - GTD	2.150%	8/16/21	$2,450,000	$2,484,937	(a)(b)
Cypress-Fairbanks, TX, ISD, GO, Refunding, PSF - GTD	5.000%	2/15/25	2,000,000	2,090,940
Dallas, TX, Waterworks & Sewer System Revenue, Series A, Refunding	5.000%	10/1/25	2,000,000	2,417,480
Dallas-Fort Worth, TX, International Airport Revenue, Series D	5.250%	11/1/23	2,250,000	2,424,870
Georgetown, TX, ISD, GO, Series B, PSF - GTD	2.750%	8/1/22	1,780,000	1,843,564	(a)(b)
Grapevine-Colleyville, TX, ISD, GO, PSF-GTD	5.000%	8/15/28	2,000,000	2,388,360
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.750%)	1.850%	6/1/20	1,065,000	1,067,450	(b)
Hospital, Memorial Hermann Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.830%)	1.930%	6/1/21	3,710,000	3,737,565	(b)
Houston, TX, Airport System Revenue, Terminal Improvement Projects, Series B-2, Refunding	5.000%	7/15/20	1,600,000	1,631,920	(c)
Houston, TX, Combined Utility System Revenue, First Lien, Series C, Refunding	1.551%	8/1/21	8,420,000	8,430,188	(a)(b)
Katy, TX, ISD, GO, Series C, Refunding, PSF - GTD	1.463%	8/16/21	1,640,000	1,640,033	(a)(b)
Lower Colorado River, TX, Authority Revenue, Refunding	5.000%	5/15/21	2,000,000	2,095,560	(g)
Matagorda County, TX, Navigation District No. 1, PCR, Central Power & Light, Refunding	1.750%	9/1/20	2,000,000	2,003,820	(a)(b)(c)
Northside, TX, ISD, GO, Refunding, PSF-GTD	1.600%	8/1/24	2,330,000	2,339,180	(a)(b)
Pasadena, TX, ISD, GO, Series B, PSF-GTD	1.500%	8/15/24	1,500,000	1,504,545	(a)(b)
Red River Education Finance Corp., TX, Higher Education Revenue, St. Edwards University Project, Refunding	5.000%	6/1/20	940,000	954,927
San Antonio, TX, Electric and Gas Revenue, Junior Lien	2.750%	12/1/22	2,500,000	2,602,125	(a)(b)
San Antonio, TX, Water System Revenue, Junior Lien	2.625%	5/1/24	5,780,000	6,075,127	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report	11

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, LIBOR Index, Series C	2.088%	9/15/27	$1,250,000	$1,233,338	(b)
Texas State Transportation Commission, Highway Improvement, GO	5.000%	4/1/28	2,550,000	2,934,871

Total Texas				60,230,276

Virginia - 3.3%
Henry County, VA, Industrial Development Authority, Grant Revenue Anticipation Notes, Series B	2.000%	11/1/23	3,500,000	3,527,335	(g)
Louisa, VA, IDA, PCR:
Series 2008 B, Refunding	2.150%	9/1/20	3,355,000	3,375,298	(a)(b)
Series A, Refunding	1.900%	6/1/23	1,000,000	1,011,340	(a)(b)
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue:
Virginia Electric & Power Co., Series 2009 A	2.150%	9/1/20	13,755,000	13,838,217	(a)(b)
Virginia Electric & Power Co., Series A	1.875%	6/1/20	5,000,000	5,013,400	(a)(b)
York County, VA, PCR, Virginia Electric & Power, EDA, Series A, Refunding	1.900%	6/1/23	2,000,000	2,025,640	(a)(b)

Total Virginia				28,791,230

Washington - 1.7%
Port of Seattle, WA, Special Facility Revenue:
Refunding	5.000%	6/1/20	1,170,000	1,191,563	(c)
Refunding	5.000%	6/1/23	1,085,000	1,216,958	(c)
Seattle, WA, Municipal Light & Power Revenue:
Series C-2, (SIFMA Municipal Swap Index Yield + 0.490%)	1.590%	11/1/23	3,160,000	3,172,513	(a)(b)
SIFMA Index, Series C-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.490%)	1.590%	11/1/23	4,000,000	4,015,840	(a)(b)
Washington State Health Care Facilities Authority Revenue, Fred Hutchinson Cancer Research Centre, Refunding, (0.670 x 1 mo. USD LIBOR + 1.100%)	2.284%	7/1/22	5,000,000	5,041,350	(a)(b)

Total Washington				14,638,224

West Virginia - 0.3%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	2,750,000	2,812,288	(a)(b)(c)

See Notes to Schedule of Investments.

12	Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 1.7%
Public Finance Authority, WI, Solid Waste Disposal Revenue, Waste Management Inc. Project, Refunding	2.000%	6/1/21	$9,845,000	$9,904,365	(a)(b)(c)
Wisconsin State HEFA Revenue, Ascension Senior Credit Group	1.375%	12/3/19	5,175,000	5,175,000	(a)(b)

Total Wisconsin				15,079,365

TOTAL MUNICIPAL BONDS (Cost - $843,042,646)				852,625,984

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 0.9%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	8/15/51	4,589,751	4,624,449	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	8/15/51	2,753,851	2,774,670	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,343,602)				7,399,119

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $850,386,248)				860,025,103

SHORT-TERM INVESTMENTS - 3.0%
MUNICIPAL BONDS - 3.0%
Alabama - 0.0%
Mobile County, AL, IDA Revenue, Exxonmobil Project, Refunding	1.120%	7/15/32	200,000	200,000	(i)(j)

Alaska - 0.1%
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Co., Series C, Refunding	1.120%	12/1/33	700,000	700,000	(i)(j)

Georgia - 0.8%
Municipal Electric Authority of Georgia, Project 1, Subordinated, Series B, LOC - PNC Bank N.A.	1.080%	1/1/48	7,000,000	7,000,000	(i)(j)

Illinois - 0.1%
Illinois State Finance Authority Revenue, Edward Hospital Obligated Group, Variable Rate Demand Bonds, Series B-2, Refunding, LOC - TD Bank N.A.	1.100%	2/1/40	600,000	600,000	(i)(j)

Minnesota - 0.2%
City of Rochester, MN, Health Care Facilities Financing Authority Revenue:
Mayo Clinic Self-Liquidity, Series B, Refunding	1.100%	11/15/38	200,000	200,000	(i)(j)
Mayo Clinic, Series B, Refunding, SPA - Northern Trust Company	1.100%	11/15/38	300,000	300,000	(i)(j)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report	13

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - (continued)
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Series C2, LOC - Wells Fargo Bank N.A.	1.100%	11/15/34	$200,000	$200,000	(i)(j)
St. Paul, MN, Housing and Redevelopment Authority, Allina Health System, Series C, Refunding, LOC - Wells Fargo Bank N.A.	1.090%	11/15/35	1,000,000	1,000,000	(i)(j)

Total Minnesota				1,700,000

Mississippi - 0.5%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series D	1.120%	11/1/35	1,500,000	1,500,000	(i)(j)
Chevron USA Inc. Project, Series K	1.120%	11/1/35	2,500,000	2,500,000	(i)(j)

Total Mississippi				4,000,000

Missouri - 0.0%
Missouri State HEFA Revenue, St. Louis University, Series B, LOC - U.S. Bank N.A.	1.130%	10/1/24	400,000	400,000	(i)(j)

New York - 0.5%
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series A, SPA - JPMorgan Chase & Co.	1.180%	8/1/45	200,000	200,000	(i)(j)
New York City, NY, Water & Sewer System, Series W, SPA - Bank of America N.A.	1.120%	6/15/33	100,000	100,000	(i)(j)
New York State Dormitory Authority, Series D LOC - TD Bank N.A.	1.120%	7/1/31	3,300,000	3,300,000	(i)(j)
New York State HFA Revenue, 42nd & 10th Housing, Series A, LIQ - FHLMC	1.150%	11/1/41	890,000	890,000	(c)(i)(j)

Total New York				4,490,000

North Carolina - 0.1%
City of Charlotte, NC, Water & Sewer System Revenue, Series B, SPA - Wells Fargo Bank N.A.	1.100%	7/1/36	600,000	600,000	(i)(j)
Raleigh, NC, COP, Downtown Improvement Project, Series B-1, SPA - Wells Fargo Bank N.A.	1.100%	2/1/34	100,000	100,000	(i)(j)
University of North Carolina at Chapel Hill, University of North Carolina Hospitals Revenue, Series A, Refunding, SPA - TD Bank N.A.	1.120%	2/1/24	100,000	100,000	(i)(j)

Total North Carolina				800,000

See Notes to Schedule of Investments.

14	Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.0%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System, Series A, LOC - U.S. Bank N.A.	1.070%	6/1/37	$300,000	$300,000	(i)(j)
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	1.130%	8/1/34	100,000	100,000	(i)(j)

Total Oregon				400,000

Pennsylvania - 0.1%
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	1.080%	12/1/39	700,000	700,000	(i)(j)
Pennsylvania State Turnpike Commission Revenue, Second Series, Refunding, LOC - TD Bank N.A.	1.120%	12/1/38	100,000	100,000	(i)(j)

Total Pennsylvania				800,000

Texas - 0.1%
Lower Neches Valley, TX, Authority Industrial Development Corp., Series A	1.120%	8/1/22	100,000	100,000	(i)(j)
University of Texas, TX, System Revenue:
Financing System Bonds, Taxable Subordinated, Series G-1, LIQ - University of Texas Investment Management Co.	1.650%	8/1/45	900,000	900,000	(i)(j)
Financing System, Series B, LIQ - University of Texas Investment Management Co.	1.040%	8/1/39	200,000	200,000	(i)(j)

Total Texas				1,200,000

Utah - 0.1%
Utah County, UT, Hospital Revenue Bonds, Health Services Inc., Series C, SPA - BMO Harris Bank N.A.	1.080%	5/15/51	500,000	500,000	(i)(j)

Wisconsin - 0.2%
University of Wisconsin Hospitals & Clinics Authority Revenue, Series C, Refunding, SPA - BMO Harris Bank N.A.	1.160%	4/1/48	500,000	500,000	(i)(j)
Wisconsin Housing & Economic Development Authority Revenue, Taxable, Series D, SPA - FHLB	1.670%	3/1/28	975,000	975,000	(i)(j)

Total Wisconsin				1,475,000

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report	15

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wyoming - 0.2%
Uinta County, WY, PCR, Chevron USA Project, Refunding	1.120%	8/15/20	$2,200,000	$2,200,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $26,465,000)				26,465,000

TOTAL INVESTMENTS - 100.8% (Cost - $876,851,248)				886,490,103
Liabilities in Excess of Other Assets - (0.8)%				(6,824,490)

TOTAL NET ASSETS - 100.0%				$879,665,613

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

16	Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2019 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund value these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

18

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$852,625,984	—	$852,625,984
Collateralized Mortgage Obligations	—	7,399,119	—	7,399,119

Total Long-Term Investments	—	860,025,103	—	860,025,103

Short-Term Investments†	—	26,465,000	—	26,465,000

Total Investments	—	$886,490,103	—	$886,490,103

†	See Schedule of Investments for additional detailed categorizations.

20